Quarterly Holdings Report
for
Fidelity® Small Cap Growth Fund
October 31, 2022
SCP-NPRT1-1222
1.823237.118
Common Stocks - 95.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.2%
IDT Corp. Class B (a)	329,281	8,581,063
Entertainment - 0.2%
World Wrestling Entertainment, Inc. Class A (b)	127,200	10,034,808
Interactive Media & Services - 1.0%
Bumble, Inc. (a)(b)	991,963	25,195,860
Cars.com, Inc. (a)	1,747,731	24,258,506
		49,454,366
Media - 1.7%
Nexstar Broadcasting Group, Inc. Class A	132,405	22,680,977
TechTarget, Inc. (a)(b)	1,020,176	65,852,361
		88,533,338
Wireless Telecommunication Services - 0.5%
Gogo, Inc. (a)	1,674,619	23,813,082
TOTAL COMMUNICATION SERVICES		180,416,657
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.9%
Autoliv, Inc.	165,026	13,259,839
Fox Factory Holding Corp. (a)	232,740	20,446,209
Gentherm, Inc. (a)	224,100	13,091,922
		46,797,970
Diversified Consumer Services - 1.4%
Duolingo, Inc. (a)(b)	142,761	11,683,560
Grand Canyon Education, Inc. (a)	285,907	28,770,821
H&R Block, Inc.	483,729	19,905,448
Rover Group, Inc. Class A (a)(b)(c)	2,413,974	10,597,346
		70,957,175
Hotels, Restaurants & Leisure - 3.1%
Churchill Downs, Inc.	171,776	35,713,948
Dutch Bros, Inc. (a)(b)	446,666	16,486,442
Everi Holdings, Inc. (a)	852,344	16,177,489
Kura Sushi U.S.A., Inc. Class A (a)(b)	242,881	19,194,885
Lindblad Expeditions Holdings (a)(c)	4,053,793	34,011,323
SeaWorld Entertainment, Inc. (a)	590,145	34,322,833
		155,906,920
Household Durables - 1.0%
GoPro, Inc. Class A (a)	1,782,234	9,713,175
Helen of Troy Ltd. (a)	191,096	18,081,504
LGI Homes, Inc. (a)	113,098	10,410,671
Lovesac (a)(b)	558,233	13,587,391
		51,792,741
Internet & Direct Marketing Retail - 0.4%
BARK, Inc. warrants 8/29/25 (a)	571,317	110,664
Porch Group, Inc. Class A (a)(b)	3,157,693	4,294,462
thredUP, Inc. (a)	1,189,424	1,462,992
Xometry, Inc. (a)(b)	203,481	12,221,069
		18,089,187
Specialty Retail - 3.4%
Aritzia, Inc. (a)	998,296	38,719,830
Dick's Sporting Goods, Inc.	222,117	25,268,030
Fanatics, Inc. Class A (a)(d)(e)	726,062	55,304,143
Five Below, Inc. (a)	104,849	15,344,651
Floor & Decor Holdings, Inc. Class A (a)(b)	312,407	22,921,302
Lithia Motors, Inc. Class A (sub. vtg.)	63,167	12,516,541
		170,074,497
Textiles, Apparel & Luxury Goods - 1.7%
Algolia, Inc. (d)(e)	234,640	3,676,809
Crocs, Inc. (a)	797,383	56,414,847
Kontoor Brands, Inc. (b)	696,797	24,875,653
		84,967,309
TOTAL CONSUMER DISCRETIONARY		598,585,799
CONSUMER STAPLES - 4.3%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	71,481	26,683,142
Food & Staples Retailing - 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	417,771	32,335,475
Casey's General Stores, Inc.	150,746	35,080,102
Grocery Outlet Holding Corp. (a)	334,033	11,547,521
Performance Food Group Co. (a)	1,171,761	60,978,442
U.S. Foods Holding Corp. (a)	1,023,289	30,453,081
		170,394,621
Food Products - 0.1%
Freshpet, Inc. (a)	94,115	5,548,079
The Real Good Food Co. LLC:
Class B (e)	248,958	2
Class B unit (f)	248,958	1,665,529
		7,213,610
Personal Products - 0.3%
The Beauty Health Co. (a)(b)	1,126,902	12,880,490
TOTAL CONSUMER STAPLES		217,171,863
ENERGY - 5.1%
Energy Equipment & Services - 0.7%
TechnipFMC PLC (a)	3,278,320	34,717,409
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)	928,128	34,025,172
Civitas Resources, Inc.	222,250	15,537,498
Denbury, Inc. (a)	507,887	46,425,951
Enviva, Inc. (b)	383,182	22,929,611
Genesis Energy LP	3,149,037	36,182,435
HF Sinclair Corp.	248,408	15,195,117
Northern Oil & Gas, Inc.	484,645	16,545,780
PDC Energy, Inc.	150,359	10,846,898
Range Resources Corp.	896,139	25,522,039
		223,210,501
TOTAL ENERGY		257,927,910
FINANCIALS - 5.3%
Banks - 1.5%
East West Bancorp, Inc.	151,607	10,850,513
First Interstate Bancsystem, Inc.	272,970	12,450,162
Glacier Bancorp, Inc.	238,557	13,664,545
PacWest Bancorp	377,952	9,395,887
Pinnacle Financial Partners, Inc.	165,012	13,694,346
Silvergate Capital Corp. (a)	198,629	11,274,182
Starling Bank Ltd. Series D (a)(d)(e)	1,942,800	6,282,969
		77,612,604
Capital Markets - 2.1%
Impax Asset Management Group PLC	4,706	36,159
Lazard Ltd. Class A	377,232	14,225,419
LPL Financial	129,949	33,221,462
Morningstar, Inc.	40,351	9,368,695
Perella Weinberg Partners (a)(d)	2,039,500	16,071,260
StepStone Group, Inc. Class A	736,146	21,731,030
StoneX Group, Inc. (a)	97,476	9,096,460
		103,750,485
Insurance - 1.3%
American Financial Group, Inc.	147,608	21,419,397
Assurant, Inc.	108,450	14,734,017
BRP Group, Inc. (a)	1,111,581	31,513,321
		67,666,735
Thrifts & Mortgage Finance - 0.4%
Walker & Dunlop, Inc.	195,650	17,600,674
TOTAL FINANCIALS		266,630,498
HEALTH CARE - 22.9%
Biotechnology - 8.4%
ALX Oncology Holdings, Inc. (a)(b)	793,122	9,628,501
Argenx SE ADR (a)	95,246	36,948,781
Ascendis Pharma A/S sponsored ADR (a)	225,399	25,920,885
Bicycle Therapeutics PLC ADR (a)	170,824	4,227,894
Blueprint Medicines Corp. (a)	470,409	24,386,003
Celldex Therapeutics, Inc. (a)	540,519	18,988,432
Century Therapeutics, Inc. (a)	431,214	4,527,747
Cyteir Therapeutics, Inc. (a)	635,854	1,176,330
Cytokinetics, Inc. (a)	781,429	34,117,190
Day One Biopharmaceuticals, Inc. (a)	699,098	14,778,932
Erasca, Inc. (a)	994,704	8,126,732
Exelixis, Inc. (a)	698,573	11,582,340
Graphite Bio, Inc. (a)	449,219	1,576,759
Halozyme Therapeutics, Inc. (a)	299,067	14,298,393
Imago BioSciences, Inc. (a)	509,422	8,660,174
Immunocore Holdings PLC ADR (a)(b)	318,389	18,192,747
Instil Bio, Inc. (a)	1,571,744	5,186,755
Janux Therapeutics, Inc. (a)	426,115	7,704,159
Keros Therapeutics, Inc. (a)	264,998	13,339,999
Monte Rosa Therapeutics, Inc. (a)(b)	636,341	5,854,337
Morphic Holding, Inc. (a)	365,792	10,245,834
Neurocrine Biosciences, Inc. (a)	43,500	5,007,720
Nuvalent, Inc. Class A (a)	540,323	19,294,934
Prelude Therapeutics, Inc. (a)	687,320	4,598,171
PTC Therapeutics, Inc. (a)	459,596	17,381,921
Relay Therapeutics, Inc. (a)(b)	449,931	9,997,467
Tango Therapeutics, Inc. (a)	654,979	5,266,031
Tenaya Therapeutics, Inc. (a)	805,366	2,158,381
Tyra Biosciences, Inc. (a)	693,947	4,802,113
United Therapeutics Corp. (a)	56,087	12,929,736
Vaxcyte, Inc. (a)	420,985	18,359,156
Vericel Corp. (a)	294,755	7,923,014
Verve Therapeutics, Inc. (a)(b)	544,522	20,528,479
Xenon Pharmaceuticals, Inc. (a)	345,170	12,622,867
		420,338,914
Health Care Equipment & Supplies - 5.3%
Angiodynamics, Inc. (a)	465,738	6,562,248
Envista Holdings Corp. (a)	473,672	15,635,913
Figs, Inc. Class A (a)(b)	2,527,943	18,656,219
Globus Medical, Inc. (a)(b)	218,361	14,630,187
Haemonetics Corp. (a)	500,311	42,501,419
Inspire Medical Systems, Inc. (a)	150,411	29,322,624
Insulet Corp. (a)	257,387	66,614,322
Integer Holdings Corp. (a)	110,586	6,892,825
NeuroPace, Inc. (a)(b)	1,153,222	3,459,666
Nevro Corp. (a)	262,530	10,065,400
PROCEPT BioRobotics Corp. (a)	375,800	17,072,594
TransMedics Group, Inc. (a)	738,153	35,593,738
		267,007,155
Health Care Providers & Services - 5.8%
1Life Healthcare, Inc. (a)	646,038	11,047,250
Acadia Healthcare Co., Inc. (a)	532,292	43,275,340
AdaptHealth Corp. (a)	851,255	19,408,614
agilon health, Inc. (a)(b)	1,533,959	30,449,086
Guardant Health, Inc. (a)	259,340	12,837,330
Molina Healthcare, Inc. (a)	177,108	63,556,977
Option Care Health, Inc. (a)	1,095,552	33,151,404
Owens & Minor, Inc.	716,317	12,177,389
R1 Rcm, Inc. (a)	1,966,020	34,719,913
Surgery Partners, Inc. (a)	792,722	21,554,111
Tenet Healthcare Corp. (a)	181,046	8,031,201
		290,208,615
Health Care Technology - 1.4%
Evolent Health, Inc. (a)	1,165,700	37,080,917
Phreesia, Inc. (a)	990,934	27,072,317
Schrodinger, Inc. (a)	219,958	5,272,393
		69,425,627
Life Sciences Tools & Services - 0.9%
Absci Corp. (a)(b)	827,480	2,614,837
Olink Holding AB ADR (a)(b)	867,978	15,910,037
Syneos Health, Inc. (a)	272,978	13,752,632
Veterinary Emergency Group LLC Class A (a)(d)(e)(g)	190,561	12,104,435
		44,381,941
Pharmaceuticals - 1.1%
Arvinas Holding Co. LLC (a)	410,339	20,397,952
DICE Therapeutics, Inc. (a)	398,672	14,156,843
Edgewise Therapeutics, Inc. (a)	1,008,221	9,588,182
Enliven Therapeutics, Inc. (c)(h)	2,068,309	8,264,963
Ikena Oncology, Inc. (a)	691,675	1,902,106
Pharvaris BV (a)	691,994	3,328,491
		57,638,537
TOTAL HEALTH CARE		1,149,000,789
INDUSTRIALS - 18.7%
Aerospace & Defense - 2.0%
AeroVironment, Inc. (a)	86,566	7,920,789
BWX Technologies, Inc.	396,204	22,575,704
Curtiss-Wright Corp.	288,747	48,460,409
Dassault Aviation SA	76,352	11,348,412
V2X, Inc. (a)	290,323	11,900,340
		102,205,654
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	578,585	16,894,682
Hub Group, Inc. Class A (a)	177,148	13,746,685
		30,641,367
Building Products - 1.6%
Builders FirstSource, Inc. (a)	290,313	17,900,700
Carlisle Companies, Inc.	119,622	28,565,734
The AZEK Co., Inc. (a)	833,626	14,596,791
UFP Industries, Inc.	290,079	20,662,327
		81,725,552
Commercial Services & Supplies - 0.5%
Driven Brands Holdings, Inc. (a)	759,359	24,284,301
HNI Corp.	73,942	2,143,579
		26,427,880
Construction & Engineering - 2.3%
EMCOR Group, Inc.	165,766	23,389,583
NV5 Global, Inc. (a)	104,130	15,093,644
Valmont Industries, Inc. (b)	114,574	36,574,312
Willscot Mobile Mini Holdings (a)	893,145	37,985,457
		113,042,996
Electrical Equipment - 2.8%
Acuity Brands, Inc.	73,392	13,472,569
Array Technologies, Inc. (a)	1,396,286	25,272,777
Atkore, Inc. (a)	118,708	11,312,872
nVent Electric PLC	808,415	29,507,148
Regal Rexnord Corp.	368,911	46,681,998
Sunrun, Inc. (a)	549,841	12,376,921
		138,624,285
Machinery - 3.2%
Chart Industries, Inc. (a)	73,977	16,487,994
Crane Holdings Co.	437,194	43,868,046
Federal Signal Corp.	656,677	30,633,982
ITT, Inc.	226,375	17,292,786
Mueller Industries, Inc.	369,736	23,160,263
Terex Corp.	682,331	27,661,699
		159,104,770
Marine - 0.4%
Kirby Corp. (a)	306,972	21,411,297
Professional Services - 3.8%
ASGN, Inc. (a)	340,512	28,868,607
CACI International, Inc. Class A (a)	121,662	36,988,898
First Advantage Corp. (a)	350,376	4,922,783
FTI Consulting, Inc. (a)	206,410	32,123,588
ICF International, Inc.	69,082	8,264,280
Insperity, Inc.	247,317	29,188,352
KBR, Inc.	823,189	40,970,117
TriNet Group, Inc. (a)	141,273	9,179,920
		190,506,545
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	378,349	47,059,049
Custom Truck One Source, Inc. Class A (a)(b)	1,665,663	11,543,045
WESCO International, Inc. (a)	112,300	15,471,571
		74,073,665
TOTAL INDUSTRIALS		937,764,011
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 0.6%
Lumentum Holdings, Inc. (a)(b)	249,839	18,600,514
NetScout Systems, Inc. (a)	360,214	12,938,887
		31,539,401
Electronic Equipment & Components - 2.8%
Fabrinet (a)	360,833	41,279,295
Flex Ltd. (a)	388,900	7,614,662
Insight Enterprises, Inc. (a)	178,410	16,861,529
Napco Security Technologies, Inc.	564,750	16,050,195
Richardson Electronics Ltd.	313,800	7,559,442
TD SYNNEX Corp.	407,632	37,302,404
Vontier Corp.	556,019	10,619,963
		137,287,490
IT Services - 3.1%
Concentrix Corp.	321,707	39,322,247
ExlService Holdings, Inc. (a)	288,381	52,442,085
Flywire Corp. (a)	205,287	4,506,050
Genpact Ltd.	544,255	26,396,368
Verra Mobility Corp. (a)(b)	2,000,443	34,147,562
		156,814,312
Semiconductors & Semiconductor Equipment - 2.6%
AEHR Test Systems (a)(b)	598,818	12,317,686
Allegro MicroSystems LLC (a)	398,870	10,135,287
Cirrus Logic, Inc. (a)	273,681	18,369,469
eMemory Technology, Inc.	278,000	9,265,517
Lattice Semiconductor Corp. (a)	366,167	17,762,761
MACOM Technology Solutions Holdings, Inc. (a)	498,191	28,830,313
Nova Ltd. (a)	231,456	17,060,622
SiTime Corp. (a)	178,021	15,988,066
		129,729,721
Software - 7.9%
Alkami Technology, Inc. (a)(b)	883,021	13,995,883
Braze, Inc.	193,342	5,724,857
CCC Intelligent Solutions Holdings, Inc. (a)(d)	48,511	452,608
Confluent, Inc. (a)(b)	287,074	7,716,549
Coupa Software, Inc. (a)	137,138	7,299,856
Cvent Holding Corp. (a)(b)	2,604,810	15,238,139
CyberArk Software Ltd. (a)(b)	161,552	25,349,124
DoubleVerify Holdings, Inc. (a)(b)	1,220,168	35,665,511
Dynatrace, Inc. (a)	1,077,421	37,968,316
Elastic NV (a)	381,040	24,367,508
Five9, Inc. (a)	97,923	5,900,840
KnowBe4, Inc. (a)	2,078,452	51,088,350
Rapid7, Inc. (a)	223,787	10,130,837
Sprout Social, Inc. (a)(b)	833,228	50,268,645
TECSYS, Inc. (b)	699,786	15,348,189
Tenable Holdings, Inc. (a)	1,281,232	52,069,268
WalkMe Ltd. (a)(b)	852,982	7,608,599
Workiva, Inc. (a)	394,015	30,658,307
		396,851,386
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. (a)	1,653,912	45,466,041
TOTAL INFORMATION TECHNOLOGY		897,688,351
MATERIALS - 4.0%
Chemicals - 2.5%
Cabot Corp.	698,813	51,348,779
Element Solutions, Inc.	732,379	12,596,919
Huntsman Corp.	521,306	13,950,149
The Chemours Co. LLC	711,533	20,371,190
Valvoline, Inc.	857,108	25,164,691
		123,431,728
Construction Materials - 0.2%
Eagle Materials, Inc.	95,138	11,636,329
Containers & Packaging - 0.6%
Ardagh Metal Packaging SA (a)(d)	1,634,000	7,254,960
O-I Glass, Inc. (a)	1,491,600	24,327,996
		31,582,956
Metals & Mining - 0.7%
Arconic Corp. (a)	442,243	9,180,965
Iluka Resources Ltd.	3,317,584	18,356,101
Lynas Rare Earths Ltd. (a)	1,686,475	8,986,019
		36,523,085
TOTAL MATERIALS		203,174,098
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Terreno Realty Corp.	149,305	8,531,288
Real Estate Management & Development - 0.3%
Compass, Inc. (a)	13	34
Jones Lang LaSalle, Inc. (a)	100,346	15,964,045
		15,964,079
TOTAL REAL ESTATE		24,495,367
UTILITIES - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	225,450	16,699,082
Sunnova Energy International, Inc. (a)(b)	595,987	11,049,599
Vistra Corp.	1,059,825	24,344,180
		52,092,861
TOTAL COMMON STOCKS (Cost $4,593,201,229)		4,784,948,204

Convertible Preferred Stocks - 2.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Reddit, Inc. Series F (a)(d)(e)	253,500	9,828,195
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (a)(d)(e)	53,800	843,046
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Bright Peak Therapeutics AG Series B (a)(d)(e)	1,079,522	2,990,276
Caris Life Sciences, Inc. Series D (a)(d)(e)	780,603	4,371,377
LifeMine Therapeutics, Inc. Series C (d)(e)	2,048,403	3,502,769
Sonoma Biotherapeutics, Inc.:
Series B (a)(d)(e)	2,370,360	3,982,205
Series B1 (a)(d)(e)	1,264,171	2,123,807
T-Knife Therapeutics, Inc. Series B (a)(d)(e)	1,097,257	4,202,494
Treeline Biosciences Series A (a)(d)(e)	115,000	990,185
		22,163,113
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series B (a)(d)(e)	3,017,761	2,746,163
Health Care Technology - 0.0%
Wugen, Inc. Series B (a)(d)(e)	326,496	1,704,309
TOTAL HEALTH CARE		26,613,585
INDUSTRIALS - 0.8%
Construction & Engineering - 0.6%
Beta Technologies, Inc.:
Series A (a)(d)(e)	278,129	22,923,392
Series B, 6.00% (d)(e)	85,106	7,014,437
		29,937,829
Road & Rail - 0.2%
Convoy, Inc. Series D (a)(d)(e)	913,444	8,668,584
TOTAL INDUSTRIALS		38,606,413
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Astranis Space Technologies Corp. Series C (a)(d)(e)	557,717	7,852,655
IT Services - 0.3%
Yanka Industries, Inc.:
Series E (a)(d)(e)	869,641	13,418,561
Series F (a)(d)(e)	127,716	1,970,658
		15,389,219
Software - 0.2%
Mountain Digital, Inc. Series D (d)(e)	729,676	10,106,013
Skyryse, Inc. Series B (d)(e)	62,100	1,245,726
		11,351,739
TOTAL INFORMATION TECHNOLOGY		34,593,613
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $140,835,839)		110,484,852

Investment Companies - 0.0%
	Shares	Value ($)
iShares Russell 2000 Growth Index ETF (b) (Cost $238,480)	1,100	248,886

Money Market Funds - 8.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (i)	103,788,383	103,809,140
Fidelity Securities Lending Cash Central Fund 3.10% (i)(j)	312,851,645	312,882,931
TOTAL MONEY MARKET FUNDS (Cost $416,692,071)		416,692,071

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $5,150,967,619)	5,312,374,013
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(288,018,509)
NET ASSETS - 100.0%	5,024,355,504

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $211,632,036 or 4.2% of net assets.

(e)	Level 3 security
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,665,529 or 0.0% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia SAS Series D	7/23/21	1,573,384

Algolia, Inc.	10/27/21	6,862,059

Ardagh Metal Packaging SA	2/22/21	16,340,000

Astranis Space Technologies Corp. Series C	3/19/21	12,225,675

Beta Technologies, Inc. Series A	4/09/21	20,378,512

Beta Technologies, Inc. Series B, 6.00%	4/04/22	8,780,386

Boundless Bio, Inc. Series B	4/23/21	4,073,977

Bright Peak Therapeutics AG Series B	5/14/21	4,216,613

Caris Life Sciences, Inc. Series D	5/11/21	6,322,884

CCC Intelligent Solutions Holdings, Inc.	2/02/21	485,110

Convoy, Inc. Series D	10/30/19	12,368,032

Fanatics, Inc. Class A	8/13/20 - 3/22/21	12,874,623

LifeMine Therapeutics, Inc. Series C	2/15/22	4,171,757

Mountain Digital, Inc. Series D	11/05/21	16,757,228

Perella Weinberg Partners	12/29/20	20,395,000

Reddit, Inc. Series F	8/11/21	15,664,880

Skyryse, Inc. Series B	10/21/21	1,532,626

Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,684,542

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,747,635

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	3,728,430

T-Knife Therapeutics, Inc. Series B	6/30/21	6,329,856

Treeline Biosciences Series A	7/30/21	900,163

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	9,331,366

Wugen, Inc. Series B	7/09/21	2,531,944

Yanka Industries, Inc. Series E	5/15/20	10,504,568

Yanka Industries, Inc. Series F	4/08/21	4,071,177

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	52,799,304	282,153,541	231,143,705	298,774	-	-	103,809,140	0.2%
Fidelity Securities Lending Cash Central Fund 3.10%	400,159,025	340,379,566	427,655,660	1,198,429	-	-	312,882,931	0.9%
Total	452,958,329	622,533,107	658,799,365	1,497,203	-	-	416,692,071

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Avid Technology, Inc.	65,716,436	-	18,587,511	-	(5,047,505)	3,384,621	-
BARK, Inc.	3,021,230	-	5,925,292	-	(27,712,366)	18,664,428	-
BARK, Inc.	1,709,136	-	-	-	-	10,242,864	-
BARK, Inc. warrants 8/29/25	92,317	-	1,557	-	(13,697)	33,601	-
Enliven Therapeutics, Inc.	-	7,944,334	-	-	-	320,629	8,264,963
Lindblad Expeditions Holdings	25,014,078	8,141,818	317,149	-	83,647	1,088,929	34,011,323
Rover Group, Inc. Class A	10,653,724	-	96,589	-	5,223	34,988	10,597,346
Total	106,206,921	16,086,152	24,928,098	-	(32,684,698)	33,770,060	52,873,632

Purchase and Sales proceeds in the table above include the value of securities received or delivered through in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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